Finance receivables - Schedule of finance receivables measured at amortized cost, net of allowance (Details) - USD ($)	3 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Schedule Of Finance Receivables Measured At Amortized Cost Net Of Allowance Abstract
Balance	$ 3,432,340
Additions	139,121
Add: Interest income	69,588
Less: Interest payments	(61,226)
Less: Principal payments	(557,467)
Effects of foreign exchange	(4,205)
Current	3,018,151	$ 3,432,340
Non-current	0
Balance	$ 3,018,151